Average Annual Total Returns		12 Months Ended	14 Months Ended	44 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FM Compounders Equity ETF | S&P 500® Equal Weight Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.43%	5.64%
FM Compounders Equity ETF | FM Compounders Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.85%	7.36%
Performance Inception Date		Nov. 08, 2024
FM Compounders Equity ETF | FM Compounders Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.03%	6.62%
FM Compounders Equity ETF | FM Compounders Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	5.61%
FM Focus Equity ETF | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%		15.32%
FM Focus Equity ETF | FM Focus Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.08%		10.47%
Performance Inception Date		Apr. 22, 2022
FM Focus Equity ETF | FM Focus Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.98%		10.12%
FM Focus Equity ETF | FM Focus Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.62%		8.16%

[1]	The S&P 500® Equal Weight Index (the “Index”) is an unmanaged index which measures the performance of 500 large-cap common stocks actively traded in the United States and assigns equal weight to each company. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The S&P 500® Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.